40. Other Information	12 Months Ended
Dec. 31, 2017
Other Information
Other Information

On June 20, 2016, OI S.A., Telemar Norte Leste S.A., OI Móvel S.A., Copart 4 Participações S.A., Copart 5 Participações S.A., Portugal Telecom International Finance B.V. and OI Brasil Holdings Coöperatief U.A. (jointly “OI”), filed for judicial reorganization with the 7th Business Court of Rio de Janeiro. The complaint states that the purpose of the action was to protect OI’s cash and assets while it negotiated a judicial reorganization plan with its creditors, so that it can continue to operate. The judicial reorganization was granted by the Court on June 29, 2016.

OI’s judicial reorganization plan was approved by the general meeting of its creditors held on December 19, 2017, and ratified by the Court of the judicial reorganization on January 8, 2018. The decision on the approval of the plan has not yet been published in the Official Gazette.

The judicial reorganization plan establishes that the partner supplier creditors will be paid under favorable conditions.

The conditions for the payment of the listed debts to creditors classified as suppliers/partners are as follow:

·   Payment of R$150, 20 days after the termination of the credit payment option; and

·   Payment of the remaining balance at a 10% discount in four annual installments (the first being on December 31, 2019, if the approval decision is published in 2018) plus the Reference Rate (“TR”) + 0.5% per annum.

For suppliers classified in the general payment modality, the payment of the listed credits is as follows:

·   20-year grace period from the publication of the decision on the approval of the judicial reorganization;

·   Repayment of the principal in five annual and successive installments;

·   Payment of TR accumulated in the period only, together with the last installment;

·   Payments to creditors under this modality will be limited to a maximum of R$70 billion, and, if the credits exceed such amount, they will be subject to a pro rata reduction.

The relationship between TIM and OI arises principally from regulated interconnection operations and the sharing of infrastructure, which are necessary for both operators. Thus, the net asset position of TIM in relation to the judicial reorganization of OI as at June 20, 2016 is as follows:

Interconnection	14,248
Other commercial relationships for infrastructure sharing	1,677
Total	15,925

On the basis of the information available as at the date of preparation of the financial statements, considering the approval of the judicial reorganization plan, TIM’s Management does not expect any significant loss with respect to accounts receivable outstanding with OI as at December 31, 2017.